Sep. 30, 2024
AMERICAN HIGH INCOME TRUST
Investment objectives
The fund’s primary investment objective is to provide you with a high level of current income.
Its secondary investment objective is capital appreciation.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 38 of the prospectus and on page 83 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.26	0.99	0.25	0.25	none	none	0.23
Other expenses	0.18	0.18	0.17	0.21	0.15	0.04	0.23
Total annual fund operating expenses	0.72	1.45	0.70	0.74	0.43	0.32	0.74

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.99	0.50	0.25	0.25	none	none	1.00
Other expenses	0.23	0.15	0.22	0.26	0.15	0.10	0.14
Total annual fund operating expenses	1.50	0.93	0.75	0.79	0.43	0.38	1.42

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.24	0.19	0.14	0.19	0.10	0.04
Total annual fund operating expenses	1.41	1.12	0.97	0.67	0.47	0.38	0.32

*  A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$446	$248	$320	$76	$44	$33	$423	$253	$95	$325	$81	$44	$39	$145
3 years	597	459	468	237	138	103	578	474	296	484	252	138	122	449
5 years	761	792	630	411	241	180	747	818	515	657	439	241	213	776
10 years	1,236	1,537	1,099	918	542	406	1,236	1,307	1,143	1,157	978	542	480	1,702

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$144	$114	$99	$68	$48	$39	$33		1 year	$148	$153
3 years	446	356	309	214	151	122	103		3 years	459	474
5 years	771	617	536	373	263	213	180		5 years	792	818
10 years	1,691	1,363	1,190	835	591	480	406		10 years	1,537	1,307

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 / BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities tied economically to countries outside the United States.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 8.65% (quarter ended June 30, 2020)

Lowest -12.76% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2024, was 9.36%.

Average annual total returns For the periods ended December 31, 2023:

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/4/2008	12.38%	5.98%	4.37%	6.00%
− After taxes on distributions		9.27	3.44	1.78	N/A
− After taxes on distributions and sale of fund shares		7.23	3.49	2.14	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	2/19/1988	7.88%	4.89%	3.71%	7.18%
C	3/15/2001	10.23	4.91	3.46	5.71
F-1	3/15/2001	12.04	5.67	4.07	5.97
F-3	1/27/2017	12.50	6.09	N/A	4.92
529-A (with maximum sales charge)	2/19/2002	8.09	4.90	3.67	6.05
529-C	2/19/2002	10.17	4.86	3.65	6.02
529-E	3/15/2002	11.81	5.46	3.84	5.87
529-F-1	9/16/2002	12.24	5.87	4.27	7.00
529-F-2	10/30/2020	12.39	N/A	N/A	5.55
529-F-3	10/30/2020	12.42	N/A	N/A	5.59
R-1	7/11/2002	11.28	4.91	3.31	6.01
R-2	6/18/2002	11.29	4.93	3.32	5.68
R-2E	8/29/2014	11.60	5.24	N/A	3.51
R-3	6/21/2002	11.77	5.40	3.79	6.22
R-4	7/19/2002	12.11	5.72	4.11	6.84
R-5E	11/20/2015	12.33	5.93	N/A	5.88
R-5	5/15/2002	12.43	6.03	4.42	6.58
R-6	5/1/2009	12.49	6.09	4.48	7.72

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53%	1.10%	1.81%	2.88%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.44	5.35	4.59	7.03
Class F-2 annualized 30-day yield at September 30, 2024: 6.62% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

*  Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (“the Previous Primary Benchmark”) to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.